Note 23 Variation in liabilities under Insurance and Reinsurance contracts by valuation components (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component		€ 9,303		€ 9,006
Insurance service result		(406)		(511)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(960)		(908)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		0		(17)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		554		413
Financial income (expense) from insurance contracts		564		(694)
Exchange rate differences from insurance and reinsurance contracts by valuation component		1,035		1,093
Cash flows from insurance and reinsurance contracts by valuation component		623		412
Insurance and reinsurance contracts transferred to/from a third party		0		0
Liabilities under insurance and reinsurance contracts by valuation component		11,118		9,303
Contractual service margin release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(185)		(144)
Risk adjustment release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(26)		(14)
Experience adjustments [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(749)		(750)
Changes in estimates that adjust the contractual service margin [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(7)		(3)
Changes in estimates that result in losses (reversals) on onerous contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(2)		(19)
Contracts initially recognized in the year [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		8		5
Adjustments to liability for incurred claims [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		554		413
Estimates of present value of future cash flows [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component		8,056		7,945
Insurance service result		(384)		(606)
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(749)		(750)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(189)		(270)
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		554		413
Financial income (expense) from insurance contracts		508		(704)
Exchange rate differences from insurance and reinsurance contracts by valuation component		935		1,009
Cash flows from insurance and reinsurance contracts by valuation component		623		412
Insurance and reinsurance contracts transferred to/from a third party		0		0
Liabilities under insurance and reinsurance contracts by valuation component		9,738		8,056
Estimates of present value of future cash flows [member] | Contractual service margin release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0		0
Estimates of present value of future cash flows [member] | Risk adjustment release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0		0
Estimates of present value of future cash flows [member] | Experience adjustments [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(749)		(750)
Estimates of present value of future cash flows [member] | Changes in estimates that adjust the contractual service margin [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		35		(50)
Estimates of present value of future cash flows [member] | Changes in estimates that result in losses (reversals) on onerous contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(6)		(15)
Estimates of present value of future cash flows [member] | Contracts initially recognized in the year [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(218)		(204)
Estimates of present value of future cash flows [member] | Adjustments to liability for incurred claims [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		554		413
Risk adjustment for insurance and reinsurance contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component		150		112
Insurance service result		0		46
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(26)		(14)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		26		60
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		0		0
Financial income (expense) from insurance contracts		11		(20)
Exchange rate differences from insurance and reinsurance contracts by valuation component		6		11
Cash flows from insurance and reinsurance contracts by valuation component		0		0
Insurance and reinsurance contracts transferred to/from a third party		0		0
Liabilities under insurance and reinsurance contracts by valuation component		167		150
Risk adjustment for insurance and reinsurance contracts [Member] | Contractual service margin release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0		0
Risk adjustment for insurance and reinsurance contracts [Member] | Risk adjustment release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(26)		(14)
Risk adjustment for insurance and reinsurance contracts [Member] | Experience adjustments [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0		0
Risk adjustment for insurance and reinsurance contracts [Member] | Changes in estimates that adjust the contractual service margin [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(6)		45
Risk adjustment for insurance and reinsurance contracts [Member] | Changes in estimates that result in losses (reversals) on onerous contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		0		0
Risk adjustment for insurance and reinsurance contracts [Member] | Contracts initially recognized in the year [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		32		15
Risk adjustment for insurance and reinsurance contracts [Member] | Adjustments to liability for incurred claims [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		0		0
Contractual service margin [member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Liabilities under insurance and reinsurance contracts by valuation component	[1]	1,097	[2]	948
Insurance service result		(23)	[2]	49	[1]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(185)	[2]	(144)	[1]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		163	[2]	193	[1]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		0	[2]	0	[1]
Financial income (expense) from insurance contracts		45	[2]	29	[1]
Exchange rate differences from insurance and reinsurance contracts by valuation component		94	[2]	72	[1]
Cash flows from insurance and reinsurance contracts by valuation component		0	[2]	0	[1]
Insurance and reinsurance contracts transferred to/from a third party		0	[2]	0	[1]
Liabilities under insurance and reinsurance contracts by valuation component	[2]	1,213		1,097	[1]
Contractual service margin [member] | Contractual service margin release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		(185)	[2]	(144)	[1]
Contractual service margin [member] | Risk adjustment release [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0	[2]	0	[1]
Contractual service margin [member] | Experience adjustments [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)		0	[2]	0	[1]
Contractual service margin [member] | Changes in estimates that adjust the contractual service margin [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		(36)	[2]	3	[1]
Contractual service margin [member] | Changes in estimates that result in losses (reversals) on onerous contracts [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		4	[2]	(3)	[1]
Contractual service margin [member] | Contracts initially recognized in the year [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)		194	[2]	194	[1]
Contractual service margin [member] | Adjustments to liability for incurred claims [Member]
Variation in liabilities under insurance and reinsurance contracts [Line Items]
Increase (decrease) through changes that relate to past service, insurance contracts liability (asset)		€ 0	[2]	€ 0	[1]

[1]
(1) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).

[2]	(1) In general the transitional approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts (see Note 2.3).